Property, Plant and Equipment - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses	$ 0.0	$ 0	$ 0.0	$ 596.0
Telecommunications equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses				596.0
Partial computer and miscellaneous equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses				$ 0.4